[CONSECO LOGO]





                                                   CONSECO STRATEGIC INCOME FUND

                                                               December 31, 2002

                                                            --------------------
                                                             Semi-Annual Report
                                                            --------------------

CONSECO STRATEGIC INCOME FUND                                 Semi-Annual Report
================================================================================
PORTFOLIO MANAGERS' REVIEW                                     December 31, 2002

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

The Conseco Strategic Income Fund returned 11.10% for the six months ended December 31, 2002. This compares to 3.67% for the benchmark Merrill Lynch High Yield Master II Index.(1)

WHAT CAUSED THE VARIANCE IN PERFORMANCE BETWEEN THE FUND AND ITS BENCHMARK?

The positive performance variance was driven by our intensive research process allowing us to take advantage of the market dislocation that occurred between June and October, particularly in the crossover sector of the market. The Fund took advantage of oversold levels by investing in companies where either excellent management teams and/or solid market positions would allow those companies to get through the difficult capital market conditions. In addition, the use of leverage positively impacted performance for the six-month period ended December 31, 2002.

WHICH PORTFOLIO HOLDINGS ENHANCED THE FUND'S PERFORMANCE?

During the six months ended December 31, 2002, Fund performance benefited greatly from investing in higher quality credits that were trading at extremely attractive levels relative to the high yield universe. These included names such as Sprint Capital Corp., Tyco International Ltd., AOL Time Warner, Inc., and Qwest Corp. While many of these names were facing legitimate concerns surrounding corporate governance or accounting issues, our fundamental research process enabled us to take advantage of the temporary market dislocation in these securities. All of these bonds have rallied significantly from the lows witnessed in October. In addition to these "fallen angels," Nextel Communications, Inc., Huntsman ICI Chemicals and US Industries, Inc. contributed positively to the six month performance.

WHICH HOLDINGS DETRACTED FROM PERFORMANCE?

For the six months ended December 31, 2002, the Fund was most negatively impacted by levered holdings in the telecommunications and cable sectors. These included Alamosa PCS Holdings, Inc., AirGate PCS, Inc., and Rural Cellular Corp. in the wireless sector and Charter Communications Holdings, LLC in the cable space. In addition, Kaiser Aluminum Corp. and Murrin Murrin Holdings detracted from performance as asbestos litigation and a poor pricing environment weighed on the Metals and Mining sector.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR?

We are hopeful that the remainder of the fiscal year will reward high yield investors with returns in line with historical averages of 8-12%. An improving economic backdrop should aid in strengthening the financial condition of what is generally a healthy issuer base. The quality of the issuers in the market today is better than we have seen in over five years. Unfortunately, this is largely due to the attrition of many companies who tapped the market in the ebullient times of the late 1990's and early 2000's and record default rates over the last several years have purged the market of many of the poorly conceived and over-leveraged business plans. Although the current economic weakness continues to pressure many companies, we are heartened by their general commitment to reduce leverage.

While we see improved results for the overall market, we expect substantial dispersion in returns throughout the market. Significant components of the market continue to trade at distressed levels and navigating the storm will continue to depend on superior credit research. Successfully identifying fundamental value in the market will again separate manager performance in 2003.

Robert L. Cook, CFA           Thomas G. Hauser, CFA
Senior Vice President         Second Vice President
Director of Research          Portfolio Manager
Conseco Capital               Conseco Capital
Management, Inc.              Management, Inc.

----------
(1) Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes. The Merrill Lynch High Yield Master II Index is an unmanaged, market capitalization weighted index of all domestic and yankee high yield bonds.


--------------------------------------------------------------------------------
  MANAGEMENT OF THE FUND

     Robert L. Cook, CFA and Thomas G. Hauser, CFA are the Fund's portfolio managers. Mr. Cook joined Conseco Capital Management, Inc. ("CCM") in 1994 as a fixed-income analyst in the high-yield arena. Along with comanaging this Fund, he serves as the director of CCM's research department and serves as the co-head of the fixed income investment process. Mr. Hauser came to CCM in 2001 from Van Kampen Investments where he comanaged High Income Trusts I and II, as well as the Van Kampen Income Trust Fund. In addition to comanaging this Fund, he assists in the management of other high-yield and CBO portfolios.
--------------------------------------------------------------------------------

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (122.3%) (a)

ADVERTISING SERVICES (3.0%)
$  160,000   Lamar Media Corp., 7.250%, due 01/01/2013, (b) Cost--$160,000; Acquired--12/17/2002 ....................  $    163,400
   470,000   R.H. Donnelly Finance Corp., 8.875%, due 12/15/2010, (b) Cost--$470,000; Acquired--11/26/2002 ..........       505,250
   950,000   R.H. Donnelly Finance Corp., 10.875%, due 12/15/2012, (b) Cost--$950,000; Acquired--11/26/2002 .........     1,040,250
                                                                                                                       ------------
                                                                                                                          1,708,900
                                                                                                                       ------------
AEROSPACE AND DEFENSE (1.1%)
   630,000   K & F Industries, 9.625%, due 12/15/2010, (b) Cost--$630,000; Acquired--12/13/2002 .....................       644,175
                                                                                                                       ------------
AMUSEMENT AND RECREATION SERVICES (5.7%)
   725,000   Boca Resorts, Inc., 9.875%, due 04/15/2009 (g) .........................................................       757,625
 1,200,000   Six Flags, Inc., 8.875%, due 02/01/2010 (g) ............................................................     1,134,000
   740,000   Trump Atlantic City Associates, 11.250%, due 05/01/2006 (g) ............................................       580,900
   690,000   Venetian Casino, 11.000%, due 06/15/2010, (b) Cost--$690,000; Acquired--05/22/2002 .....................       724,500
                                                                                                                       ------------
                                                                                                                          3,197,025
                                                                                                                       ------------
APPAREL AND OTHER FINISHED PRODUCTS (1.7%)
   315,000   Levi Strauss & Co., 11.625%, due 01/15/2008 (g) ........................................................       309,487
   650,000   Levi Strauss & Co., 12.250%, due 12/15/2012, (b) Cost--$640,847; Acquired--11/26/2002 ..................       640,250
                                                                                                                       ------------
                                                                                                                            949,737
                                                                                                                       ------------
BUSINESS SERVICES (1.8%)
 1,095,000   Universal Hospital Services, Inc., 10.250%, due 03/01/2008 (g) .........................................     1,042,987
                                                                                                                       ------------
CABLE AND OTHER PAY TELEVISION SERVICES (6.3%)
   800,000   American Tower Corp., 5.000%, due 02/15/2010 (g) .......................................................       522,000
   640,000   Charter Communications Holdings LLC, STEP (c) 0.000%/11.750%, due 01/15/2010 (g) .......................       192,000
   500,000   Charter Communications Holdings LLC, 11.125%, due 01/15/2011 ...........................................       228,750
 3,340,000   Charter Communications Holdings LLC, STEP (c) 0.000%/13.500%, due 01/15/2011 (g) .......................       885,100
   900,000   CSC Holdings, Inc., 10.500%, due 05/15/2016 (g) ........................................................       896,625
 1,565,000   Insight Communications Co., Inc., STEP (c) 0.000%/12.250%, due 02/15/2011 (g) ..........................       870,531
                                                                                                                       ------------
                                                                                                                          3,595,006
                                                                                                                       ------------
CHEMICALS AND ALLIED PRODUCTS (6.6%)
   985,000   Athena Neuro LLC, 7.250%, due 02/21/2008 (g) ...........................................................       541,750
   345,000   Huntsman ICI Chemicals, 10.125%, due 07/01/2009 (g) ....................................................       288,075
   345,000   Huntsman International Holdings, 0.000%, due 12/31/2009 (e)(f)(g)(h) ...................................        79,350
   525,000   Lyondell Chemical Co., 10.875%, due 05/01/2009 (g) .....................................................       451,500
   515,000   Lyondell Chemical Co., 11.125%, due 07/15/2012 (g) .....................................................       509,850
 1,120,000   Polyone Corp., 8.875%, due 05/01/2012 (g) ..............................................................       953,699
   690,000   Solutia, Inc., 11.250%, due 07/15/2009 (g) .............................................................       583,912
   155,000   Solutia, Inc., 6.720%, due 10/15/2037 ..................................................................       117,219
 1,000,000   Styling Technology Corp., 10.875%, due 07/01/2008 (e)(f) ...............................................            10
   320,000   Witco Corp., 6.875%, due 02/01/2026 ....................................................................       220,832
                                                                                                                       ------------
                                                                                                                          3,746,197
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS SERVICES (4.0%)
$  480,000   Crown Castle International Corp., 9.375%, due 08/01/2011 (g) ...........................................  $    400,800
 1,080,000   EchoStar DBS Corp., 9.375%, due 02/01/2009 (g) .........................................................     1,147,500
 1,000,000   Spectrasite Holdings, Inc., STEP (c) 0.000%/11.250%, due 04/15/2009 (e)(f) .............................       305,000
 1,600,000   Spectrasite Holdings, Inc., Series B, STEP (c) 0.000%/12.875%, due 03/15/2010 (e)(f) ...................       424,000
                                                                                                                       ------------
                                                                                                                          2,277,300
                                                                                                                       ------------
EATING AND DRINKING PLACES (0.9%)
   695,000   Advantica Restaurant Group, Inc., 11.250%, due 01/15/2008 (g) ..........................................       531,675
                                                                                                                       ------------
ELECTRIC, GAS, AND SANITARY SERVICES (4.0%)
   660,000   AES Corp., 8.750%, due 06/15/2008 (g) ..................................................................       389,400
   630,000   Allied Waste North America, 7.875%, due 01/01/2009 (g) .................................................       623,700
   600,000   Browning-Ferris, 7.400%, due 09/15/2035 (g) ............................................................       493,118
   800,000   Calpine Corp., 8.750%, due 07/15/2007 ..................................................................       352,000
   435,000   El Paso Energy Partners, 10.625%, due 12/01/2012, (b) Cost--$431,734; Acquired--11/22/2002 .............       446,962
                                                                                                                       ------------
                                                                                                                          2,305,180
                                                                                                                       ------------
ELECTRICAL, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (13.0%)
   350,000   Advanced Lighting Techs, 8.000%, due 03/15/2008 (e)(f) .................................................       131,250
 1,320,000   Alamosa PCS Holdings, Inc., STEP (c) 0.000%/12.875%, due 02/15/2010 (e)(f)(g) ..........................       244,200
 1,530,000   Celestica, Inc., 0.000%, due 08/01/2020 (g)(h) .........................................................       709,538
 1,055,000   Nortel Networks Ltd., 6.125%, due 02/15/2006 (g) .......................................................       712,125
   640,000   Nortel Networks Ltd., 6.875%, due 09/01/2023 (g) .......................................................       329,600
   765,000   Remington Product Co., LLC, Series D, 11.000%, due 05/15/2006 ..........................................       632,081
   790,000   Sanmina-Sci Corp., 10.375%, due 01/15/2010, (b) Cost--$790,000; Acquired--12/18/2002 ...................       801,850
 1,013,000   Solectron Corp., 0.000%, due 11/20/2020 (h) ............................................................       519,162
 1,127,000   Telecorp PCS, Inc., STEP (c) 0.000%/11.625%, due 04/15/2009 (g) ........................................     1,067,832
   488,000   Telecorp PCS, Inc., 10.625%, due 07/15/2010 (g) ........................................................       527,040
 1,375,000   Tyco International Group, 6.375%, due 10/15/2011(g) ....................................................     1,288,150
   495,000   Tyco International Group, 6.875%, due 01/15/2029 (g) ...................................................       440,519
                                                                                                                       ------------
                                                                                                                          7,403,347
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (2.0%)
   585,000   Bway Corp., 10.000%, due 10/15/2010, (b) Cost--$585,000; Acquired--11/22/2002 ..........................       609,862
   690,000   H&E Equipment/Finance, 11.125%, due 06/15/2012, (b) Cost--$685,076; Acquired--06/03/2002 (g) ...........       520,950
                                                                                                                       ------------
                                                                                                                          1,130,812
                                                                                                                       ------------
FINANCIAL SERVICES (3.0%)
   875,000   Ford Motor Credit Corp., 7.600%, due 08/01/2005 ........................................................       893,930
   555,000   Household Finance Corp., 8.000%, due 05/09/2005 ........................................................       599,733
   174,000   Household Finance Corp., 7.000%, due 05/15/2012 ........................................................       190,911
                                                                                                                       ------------
                                                                                                                          1,684,574
                                                                                                                       ------------
FOOD AND KINDRED PRODUCTS (1.0%)
   870,000   Eagle Family Foods Co., 8.750%, due 01/15/2008 (g) .....................................................       595,950
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SERVICES (6.0%)
$  430,000   HEALTHSOUTH Corp., 8.500%, due 02/01/2008 ..............................................................  $    371,950
   965,000   HEALTHSOUTH Corp., 10.750%, due 10/01/2008 .............................................................       820,250
   810,000   Iasis Healthcare Corp., 13.000%, due 10/15/2009 (g) ....................................................       866,700
   840,000   Res-Care, Inc., 10.625%, due 11/15/2008 (g) ............................................................       617,400
   795,000   Tenet HealthCare Corp., 6.500%, due 06/01/2012 .........................................................       720,941
                                                                                                                       ------------
                                                                                                                          3,397,241
                                                                                                                       ------------
HOLDING AND OTHER INVESTMENT OFFICES (1.3%)
   850,000   IPC Acquisition Corp., 11.500%, due 12/15/2009 (g) .....................................................       735,250
                                                                                                                       ------------
HOTELS, OTHER LODGING PLACES (3.6%)
 1,000,000   HMH Properties, Inc., Series B, 7.875%, due 08/01/2008 (g) .............................................       975,000
 1,075,000   Vail Resorts, Inc., 8.750%, due 05/15/2009 (g) .........................................................     1,107,250
                                                                                                                       ------------
                                                                                                                          2,082,250
                                                                                                                       ------------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (2.1%)
 1,135,000   Cummins Engine, Inc., 5.650%, due 03/01/2098 (g) .......................................................       652,625
   660,000   Unova, Inc., 7.000%, due 03/15/2008 ....................................................................       524,700
                                                                                                                       ------------
                                                                                                                          1,177,325
                                                                                                                       ------------
INSURANCE CARRIERS (0.9%)
   810,000   Fairfax Financial Holdings Ltd., 7.375%, due 04/15/2018 (g) ............................................       490,894
                                                                                                                       ------------
LEATHER AND LEATHER PRODUCTS (1.2%)
   875,000   Samsonite Corp., 10.750%, due 06/15/2008 ...............................................................       713,125
                                                                                                                       ------------
LUMBER AND WOOD PRODUCTS EXCEPT FURNITURE (2.6%)
   605,000   Georgia-Pacific Corp., 9.500%, due 12/01/2011 ..........................................................       595,925
 1,110,000   Georgia-Pacific Corp., 7.750%, due 11/15/2029 (g) ......................................................       910,200
                                                                                                                       ------------
                                                                                                                          1,506,125
                                                                                                                       ------------
MANUFACTURING (1.5%)
   290,000   Rexnord Corp., 10.125%, due 12/15/2012, (b) Cost--$290,000; Acquired--11/19/2002 .......................       298,700
   545,000   SPX Corp., 7.500%, due 01/01/2013 ......................................................................       555,219
                                                                                                                       ------------
                                                                                                                            853,919
                                                                                                                       ------------
MEASURING AND CONTROLLING DEVICES (1.3%)
   775,000   Quebecor Media, Inc., 11.125%, due 07/15/2011 (g) ......................................................       717,844
                                                                                                                       ------------
METAL FORGINGS AND STAMPINGS (1.2%)
 1,020,000   Park-Ohio Industries, Inc., 9.250%, due 12/01/2007 (g) .................................................       668,100
                                                                                                                       ------------
METAL MINING (0.4%)
   875,000   Murrin Murrin Holdings, 9.375%, due 08/31/2007 (e)(f)(g) ...............................................       214,375
                                                                                                                       ------------
MOTION PICTURES (4.5%)
   810,000   Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009 (g) ....................................       886,950
 1,430,000   AOL Time Warner, Inc., 9.125%, due 01/15/2013 (g) ......................................................     1,680,652
                                                                                                                       ------------
                                                                                                                          2,567,602
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.5%)
$  800,000   Terra Capital, Inc., 12.875%, due 10/15/2008 (g) .......................................................  $    864,000
                                                                                                                       ------------
OIL AND GAS EXTRACTION (1.2%)
   495,000   Dynegy Holdings, Inc., 6.750%, due 12/15/2005 ..........................................................       183,150
   640,000   Dynegy Holdings, Inc., 7.125%, due 05/15/2018 (g) ......................................................       198,400
   290,000   Grant Prideco Escrow, 9.000%, due 12/15/2009, (b) Cost--$290,000; Acquired--11/25/2002 .................       303,050
                                                                                                                       ------------
                                                                                                                            684,600
                                                                                                                       ------------
PAPER AND ALLIED PRODUCTS (2.3%)
   640,000   Abitibi Consolidated, Inc., 7.500%, due 04/01/2028 (g) .................................................       607,061
   785,000   Mail-Well, Inc., 9.625%, due 03/15/2012 (g) ............................................................       702,575
                                                                                                                       ------------
                                                                                                                          1,309,636
                                                                                                                       ------------
PERSONAL SERVICES (4.0%)
 1,050,000   Senior Housing Trust, 8.625%, due 01/15/2012 (g) .......................................................     1,039,500
   970,000   Service Corp. International, 6.000%, due 12/15/2005 (g) ................................................       916,650
   345,000   Service Corp. International, 6.500%, due 03/15/2008 (g) ................................................       310,500
                                                                                                                       ------------
                                                                                                                          2,266,650
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES (0.9%)
   585,000   Kaiser Aluminum & Chemical Corp., 12.750%, due 02/01/2003 (e)(f) .......................................        46,800
   454,000   NS Group, Inc., 13.500%, due 07/15/2003 (g) ............................................................       456,270
                                                                                                                       ------------
                                                                                                                            503,070
                                                                                                                       ------------
PRINTING, PUBLISHING AND ALLIED INDUSTRIES (2.5%)
   210,000   Dex Media East LLC, 9.875%, due 11/15/2009, (b) Cost--$210,000; Acquired--10/30/2002 ...................       225,750
   735,000   Dex Media East LLC, 12.125%, due 11/15/2012, (b) Cost--$735,000; Acquired--10/30/2002 ..................       817,688
   400,000   Hollinger Publishing, 9.000%, due 12/15/2010, (b) Cost--$400,000; Acquired--12/16/2002 .................       405,500
                                                                                                                       ------------
                                                                                                                          1,448,938
                                                                                                                       ------------
RADIOTELEPHONE COMMUNICATIONS (4.2%)
   550,000   Alamosa Delaware, Inc., 13.625%, due 08/15/2011 (g) ....................................................       184,250
 1,510,000   Nextel Communications, Inc., STEP (c) 0.000%/9.950%, due 02/15/2008 (g) ................................     1,389,200
   840,000   Telus Corp., 7.500%, due 06/01/2007 ....................................................................       819,000
                                                                                                                       ------------
                                                                                                                          2,392,450
                                                                                                                       ------------
RAILROAD TRANSPORTATION (1.0%)
   605,000   TFM SA de CV, 11.750%, due 06/15/2009 ..................................................................       594,413
                                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (3.3%)
   875,000   JDN Realty Corp., 6.950%, due 08/01/2007 (g) ...........................................................       779,271
 1,080,000   RFS Partnership, 9.750%, due 03/01/2012 (g) ............................................................     1,108,350
                                                                                                                       ------------
                                                                                                                          1,887,621
                                                                                                                       ------------
RETAIL--SPECIALTY (0.6%)
   370,000   Toys R Us, 7.625%, due 08/01/2011 ......................................................................       366,997
                                                                                                                       ------------
SURGICAL, MEDICAL AND DENTAL INSTRUMENTS (0.4%)
   490,000   Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008 ..................................................       232,750
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE (12.3%)
$1,390,000   AirGate PCS, Inc., STEP (c) 0.000%/13.500%, due 10/01/2009 (e)(f)(g) ...................................  $    159,850
   500,000   Citizens Communications, 9.250%, due 05/15/2011 (g) ....................................................       596,586
   875,000   Fairpoint Communications, 12.500%, due 05/01/2010 (g) ..................................................       634,375
   515,000   Intermedia Communications, Series B, 8.600%, due 06/01/2008 (e)(f) .....................................       208,575
   340,000   Madison River Capital LLC, 13.250%, due 03/01/2010 (g) .................................................       195,500
 2,515,000   Qwest Capital Funding, Inc., 7.250%, due 02/15/2011 (g) ................................................     1,622,175
 1,305,000   Qwest Capital Funding, Inc., 6.875%, due 07/15/2028 (g) ................................................       724,275
 1,000,000   Sprint Capital Corp., 6.000%, due 01/15/2007 ...........................................................       945,997
 1,400,000   Sprint Capital Corp., 8.750%, due 03/15/2032 ...........................................................     1,334,050
   995,000   Worldcom, Inc., 6.400%, due 08/15/2005 (e)(f) ..........................................................       238,800
 1,320,000   Worldcom, Inc., 6.950%, due 08/15/2028 (e)(f) ..........................................................       316,800
   960,000   XO Communications, Inc., 10.750%, due 11/15/2008 (e)(f) ................................................         6,000
                                                                                                                       ------------
                                                                                                                          6,982,983
                                                                                                                       ------------
TELEVISION BROADCASTING STATIONS (2.5%)
 1,025,000   CanWest Media, Inc., 10.625%, due 05/15/2011 (g) .......................................................     1,099,312
   315,000   Sinclair Broadcasting Group, 8.000%, due 03/15/2012, (b) Cost--$324,450; Acquired--12/17/2002 ..........       329,963
                                                                                                                       ------------
                                                                                                                          1,429,275
                                                                                                                       ------------
TRANSPORTATION BY AIR (2.0%)
   150,000   Amtran, Inc., 10.500%, due 08/01/2004 ..................................................................        63,000
   750,000   Amtran, Inc., 9.625%, due 12/15/2005 ...................................................................       315,000
   575,000   Delta Airlines, 8.300%, due 12/15/2029 (g) .............................................................       339,977
 1,030,000   US Airways, Inc., 9.820%, due 01/01/2013 (e)(f)(g) .....................................................       414,498
                                                                                                                       ------------
                                                                                                                          1,132,475
                                                                                                                       ------------
WATER TRANSPORTATION (2.9%)
 1,065,000   P & O Princess Cruises, 7.875%, due 06/01/2027 (g) .....................................................     1,036,793
   820,000   Royal Carribean Cruises, 7.500%, due 10/15/2027 ........................................................       606,800
                                                                                                                       ------------
                                                                                                                          1,643,593
                                                                                                                       ------------
             TOTAL CORPORATE BONDS (COST $74,708,611) ...............................................................    69,676,366
                                                                                                                       ------------
COMMON STOCK (1.4%) (a)

CABLE AND OTHER PAY TELEVISION SERVICES (0.0%)
     6,000   Classic Communications, Inc. (f) .......................................................................            12
                                                                                                                       ------------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (0.5%)
    23,861   Dictaphone Corp. (f) ...................................................................................       262,710
                                                                                                                       ------------
REAL ESTATE (0.9%)
    66,416   Sunterra Corp. (f) .....................................................................................       531,328
                                                                                                                       ------------

             TOTAL COMMON STOCK (COST $3,568,449) ...................................................................       794,050
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

SHARES OR
PRINCIPAL
  AMOUNT                                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (6.3%) (a)

CABLE AND OTHER PAY TELEVISION SERVICES (1.0%)
$    6,250   CSC Holdings, Inc., PIK (d), 11.125% (g) ...............................................................  $    582,812
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY AND TRANSPORTATION EQUIPMENT (1.7%)
     1,378   Crown Castle International Corp, PIK (d), 12.750% (g) ..................................................       940,407
                                                                                                                       ------------
RADIOTELEPHONE COMMUNICATIONS (3.6%)
     2,036   Nextel Communications, Inc. Series D, PIK (d), 13.000% (g) .............................................     1,878,293
       802   Rural Cellular Corp., Series B, PIK (d), 11.375% .......................................................       202,505
                                                                                                                       ------------
 2,080,798
                                                                                                                       ------------
             TOTAL PREFERRED STOCK (COST $4,017,827) ................................................................     3,604,017
                                                                                                                       ------------

WARRANTS (0.0%) (a)

CHEMICALS AND ALLIED PRODUCTS (0.0%)
       690   Solutia, Inc., expire 7/15/2009 (b)(g) .................................................................        20,700
                                                                                                                       ------------
INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (0.0%)
    21,541   Dictaphone Corp., expire 03/28/2006 ....................................................................            22
                                                                                                                       ------------
TEXTILE MILL PRODUCTS (0.0%)
    54,117   Tultex Corp., expire 04/15/2007 ........................................................................            54
    27,058   Tultex Corp., expire 04/15/2007 ........................................................................            27
                                                                                                                       ------------
                                                                                                                                 81
                                                                                                                       ------------
             Total warrants (cost $0) ...............................................................................        20,803
                                                                                                                       ------------

UNITED STATES SHORT-TERM OBLIGATIONS (3.1%) (a)
 1,727,730   Temporary Investment Fund, Inc.-- Temp Cash Portfolio ..................................................     1,727,730
                                                                                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST $1,727,730) .........................................................     1,727,730
                                                                                                                       ------------
             TOTAL INVESTMENTS (133.1%) (COST $84,022,617) (I) ......................................................  $ 75,822,966
                                                                                                                       ------------
             LIABILITIES, LESS OTHER ASSETS (-33.1%) ................................................................   (18,848,365)
             TOTAL NET ASSETS (100.0%) ..............................................................................  $ 56,974,601

----------------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Restricted under Rule 144A of the Securities Act of 1933.

(c)  STEP--Bonds where the coupon increases or steps up at a predetermined rate.

(d)  PIK--Payment in kind.

(e)  Security in default.

(f)  Non-income producing security.

(g) All or a portion of these securities were included in a pledge account (see footnote 6).

(h)  Zero coupon--Bonds that make no interest payments.

(i)  Aggregate cost for Federal income tax purposes is $84,473,893.

     The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes is as follows:

       Excess of market value over tax cost ..........  $  4,844,584
       Excess of tax cost over market value ..........   (13,495,511)
                                                        ------------
                                                        $ (8,650,927)
                                                        ------------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (UNAUDITED)
================================================================================

Assets:
    Investments at cost .........................................  $ 84,022,617
--------------------------------------------------------------------------------
    Investments at value ........................................    75,822,966
    Receivable for securities sold ..............................     1,198,137
    Interest receivable .........................................     1,555,580
    Dividends receivable ........................................        17,383
    Other assets ................................................         1,908
--------------------------------------------------------------------------------
        Total assets ............................................    78,595,974
================================================================================
Liabilities and net assets:
    Payable to Conseco, Inc. and subsidiaries ...................       126,716
    Accrued expenses ............................................        87,337
    Distribution payable ........................................       284,355
    Interest payable ............................................        73,771
    Line of credit payable ......................................    21,049,194
--------------------------------------------------------------------------------
        Total liabilities .......................................    21,621,373
--------------------------------------------------------------------------------
        Net assets ..............................................  $ 56,974,601
================================================================================
Net assets consist of:
    Capital stock, $0.001 par value (unlimited shares
        of beneficial interest authorized) ......................  $      6,819
    Paid-in capital .............................................   101,007,998
    Undistributed net investment income .........................       284,728
    Accumulated net realized loss on investments ................   (36,125,292)
    Net unrealized depreciation on investments ..................    (8,199,652)
--------------------------------------------------------------------------------
        Net assets ..............................................  $ 56,974,601
================================================================================
Shares outstanding ..............................................     6,819,065
Net asset value per share .......................................  $       8.36
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

================================================================================
Investment Income:
    Interest ....................................................  $  3,897,377
    Dividends ...................................................       273,890
    Litigation income ...........................................       128,062
--------------------------------------------------------------------------------
        Total investment income .................................     4,299,329
================================================================================
Expenses:
    Investment advisory fees ....................................       335,096
    Administration fees .........................................        45,367
    Trustees' fees ..............................................        37,488
    Shareholders service fees ...................................        37,233
    Transfer agent fees .........................................        23,430
    Audit fees ..................................................        19,281
    Registration and filing fees ................................        12,669
    Reports--printing ...........................................         8,323
    Custodian fees ..............................................         7,461
    Legal fees ..................................................         5,297
    Other .......................................................         5,500
--------------------------------------------------------------------------------
        Total expenses before interest expense ..................       537,145
================================================================================
    Interest expense ............................................       264,999
--------------------------------------------------------------------------------
        Total expenses ..........................................       802,144
--------------------------------------------------------------------------------
        Net investment income ...................................     3,497,185
================================================================================

Net realized and unrealized gains (losses) on investments:
        Net realized loss on sales of investments ...............    (1,414,844)
        Net change in unrealized appreciation or depreciation
            of investments ......................................     4,856,520
--------------------------------------------------------------------------------
    Net realized and unrealized gains (losses) on investments ...     3,441,676
--------------------------------------------------------------------------------
Net increase in net assets from operations ......................  $  6,938,861
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                      For the Six
                                                      Months Ended  For the Year
                                                      December 31,      Ended
                                                          2002        June 30,
                                                      (unaudited)       2002
================================================================================
Operations:
   Net investment income ...........................  $ 3,497,185   $ 6,861,556
   Net realized losses on sales of investments .....   (1,414,844)   (5,487,701)
   Net change in unrealized appreciation
      or depreciation of investments ...............    4,856,520    (4,519,182)
--------------------------------------------------------------------------------
      Net increase (decrease) from operations ......    6,938,861    (3,145,327)
--------------------------------------------------------------------------------
Distributions to shareholders:
   Net investment income ...........................   (3,199,067)   (6,876,164)
--------------------------------------------------------------------------------
      Net decrease from distributions ..............   (3,199,067)   (6,876,164)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Reinvestment of distributions
      (including $5,196 and $10,220 paid
          to Conseco, Inc., respectively) ..........       64,819       438,450
--------------------------------------------------------------------------------
      Net increase from capital share transactions .       64,819       438,450
--------------------------------------------------------------------------------

      Total increase (decrease) in net assets ......    3,804,613    (9,583,041)
--------------------------------------------------------------------------------
Net assets:
   Beginning of period .............................   53,169,988    62,753,029
   End of period ...................................  $56,974,601   $53,169,988
================================================================================
Share data:
   Reinvestment of distributions ...................        8,904        49,124
--------------------------------------------------------------------------------
      Net increase .................................        8,904        49,124
--------------------------------------------------------------------------------
   Shares outstanding:
      Beginning of period ..........................    6,810,161     6,761,037
      End of period ................................    6,819,065     6,810,161
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                              FINANCIAL HIGHLIGHTS

      FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2002
            (UNAUDITED) AND THROUGH EACH YEAR OR PERIOD ENDED JUNE 30

                                                               December 31,    June 30,      June 30,      June 30,      June 30,
                                                                   2002          2002          2001          2000        1999 (g)
====================================================================================================================================
Net asset value per share, beginning of period ...............   $  7.81       $  9.28       $ 11.15       $ 13.04       $ 14.88(a)
Income from investment operations (b):
    Net investment income ....................................      0.51          1.01          1.11          1.40          1.29
    Net realized gains (losses) and change in unrealized
      appreciation or depreciation on investments ............      0.51         (1.47)        (1.89)        (1.87)        (1.84)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) from operations ..............      1.02         (0.46)        (0.78)        (0.47)        (0.55)
------------------------------------------------------------------------------------------------------------------------------------

Distributions:
    Net investment income ....................................     (0.47)        (1.01)        (1.09)        (1.42)        (1.29)
------------------------------------------------------------------------------------------------------------------------------------
        Net decrease from distributions ......................     (0.47)        (1.01)        (1.09)        (1.42)        (1.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .....................   $  8.36       $  7.81       $  9.28       $ 11.15       $ 13.04
====================================================================================================================================
Per share market value, end of period ........................   $8.1400       $7.8200       $9.5100       $10.3125      $12.9375
====================================================================================================================================
Total return (c) (d) .........................................     11.10%        (7.60%)        3.39%        (9.44%)       (5.06%)
====================================================================================================================================

Ratios/supplemental data:
    Net assets (dollars in thousands), end of period .........   $56,975       $53,170       $62,753       $75,255       $87,825
    Ratios of expenses to
      average net assets (e) .................................      3.07%         3.13%         4.04%         3.80%         2.74%
    Ratios of operating expenses to
      average net assets (f) (e) .............................      2.06%         1.93%         1.80%         1.64%         1.59%
    Ratios of net investment income to
      average net assets (e) .................................     13.38%        11.47%        10.95%        11.48%        10.24%
    Portfolio turnover (d) ...................................     43.48%       247.73%       213.80%       118.92%       129.87%

----------
(a) Initial public offering price of $15.00 per share less offering costs of $0.12 per share.

(b) Per share amounts presented are based on an average of monthly shares outstanding throughout the period indicated.

(c) Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported except for the period ended June 30, 1999, total return is based on a beginning of period price of $14.88 (initial offering price of $15.00 less offering costs of $0.12 per share). Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(d)  Not annualized for periods of less than one year.

(e)  Annualized for periods of less than one year.

(f)  Excluding interest expense.

(g) For the period July 31, 1998 (commencement of operations) through June 30, 1999.

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF CASH FLOWS

                                                                                                      For the
                                                                                                 Six Months Ended       For the
                                                                                                 December 31, 2002    Year Ended
                                                                                                    (unaudited)      June 30, 2002
====================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
    Investment income ............................................................................   $3,444,818       $7,327,093
    Litigation income ............................................................................      128,062               --
    Interest expense paid ........................................................................     (239,528)        (756,421)
    Operating expenses paid ......................................................................     (405,011)      (1,156,115)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities ................................................    2,928,341        5,414,557
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
    Proceeds from sales of investments ...........................................................   34,747,303       198,862,836
    Purchases of investments .....................................................................   (32,065,896)     (196,070,252)
    Net increase in short-term investments .......................................................     (370,314)      (1,347,576)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash provide by investing activities .................................................    2,311,093        1,445,008
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Cash distributions paid (net of reinvestment of
        $68,419 and $438,450 respectively) .......................................................   (3,239,434)      (6,650,581)
    Net decrease in loans outstanding ............................................................   (2,000,000)              --
------------------------------------------------------------------------------------------------------------------------------------
        Net cash used for financing activities ...................................................   (5,239,434)      (6,650,581)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase in cash .....................................................................           --          208,984
        Cash at beginning of year ................................................................           --         (208,984)
------------------------------------------------------------------------------------------------------------------------------------
        Cash at end of year ......................................................................   $       --       $       --
====================================================================================================================================

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH USED BY OPERATING ACTIVITIES:
    Net investment income ........................................................................   $3,497,185       $6,861,556
    Net decrease in interest and dividends receivable ............................................      119,365          425,800
    Net decrease in other assets .................................................................       11,133              475
    Net increase (decrease) in payable to Conseco, Inc. and subsidiaries .........................       60,255           (5,665)
    Net increase in accrued expenses .............................................................       60,746            6,208
    Net increase (decrease) in interest payable ..................................................       25,471          (42,856)
    Payment in kind bonds ........................................................................     (175,067)        (412,945)
    Accretion and amortization of discounts and premiums .........................................     (670,747)      (1,418,016)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities ................................................   $2,928,341       $5,414,557
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                              Semi-Annual Report
================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                                   (UNAUDITED)

1.   ORGANIZATION

     The Conseco Strategic Income Fund (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998, and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. At December 31, 2002, Conseco owned 11,121 shares of the Fund's common stock. Conseco is a publicly owned financial services company that develops, markets, and administers insurance, investment and lending products.

2.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS,
AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $8,282,107 and a market value of $8,478,100, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 14.88% of the net assets of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.

     Investments are stated at market value in the accompanying financial statements. Fixed income and other securities traded in the over-the-counter market are provided by third-party pricing services. Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Fund securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities purchased with maturities of sixty days or less are valued at amortized cost.

     Investments held by the Fund may be purchased with accrued interest, and the investments owned by the Fund will accrue interest during the period the investment is owned by the Fund. If an investment owned by the Fund experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Fund's policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Fund evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

DISTRIBUTION OF INCOME AND GAINS

     The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

FEDERAL INCOME TAXES

     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

     The tax character of distributions paid during the year ended June 30, 2002 included ordinary income totaling $7,089,031.

     At June 30, 2002, the components of net assets (excluding paid in capital) on a tax basis included currently distributable ordinary income of $555,905.

     At June 30, 2002, the Fund had a total capital loss carryover of $30,313,911 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. The capital loss carryover of $990,224 will expire in 2007, $6,647,128 will expire in 2008, $17,308,696 in 2009 and $5,367,863 in 2010. The Fund's realized capital losses incurred after October 31, 2001, through June 30, 2002, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of approximately $4,073,003.

EXPENSES

     The Fund pays expenses of Trustees who are not affiliated persons of the Fund or Conseco Capital Management, Inc. (the "Adviser" and "Administrator"), a wholly-owned subsidiary of Conseco. The Fund pays each of its Trustees who is not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $7,500 plus $1,500 for each Board of Trustees meeting attended. The Board Chairman receives an additional $375 for each meeting attended. The Fund reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States

================================================================================
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 2002
                                   (UNAUDITED)


of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

     The Adviser serves as the Investment Manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund's management and investment program, performs a variety of services in connection with management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly investment management and administration fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). The total fees incurred for such services for the six months ended December 31, 2002 were $335,096.

SHAREHOLDER SERVICING AGREEMENT

     Conseco Services, LLC, a wholly-owned subsidiary of Conseco, acts as the Shareholder Servicing Agent to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 percent of the Managed Assets. The total fees incurred for such services for the six months ended December 31, 2002 were $37,233.

4.   ADMINISTRATION AGREEMENT

     The Fund contracted for certain administration services with PFPC, Inc. ("PFPC"). For its services, PFPC receives a monthly fee equal to an annual rate of 0.105 percent of the first $250 million of average weekly net assets; 0.080 percent of the next $250 million of average weekly net assets; 0.055 percent of the next $250 million of average weekly net assets; and 0.035 percent of average weekly net assets in excess of $750 million, subject to a minimum monthly charge. The total fees incurred for such services for the six months ended December 31, 2002 were $45,367.

5.   PORTFOLIO ACTIVITY

     Purchases and sales of securities other than short-term obligations aggregated $29,802,042 and $36,711,817, respectively, for the six months ended December 31, 2002.

6.   INDEBTEDNESS

     The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is used. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders, including the likelihood of greater volatility of net asset value and market price of the shares, and the risk of fluctuations in interest rates on borrowings.

LOAN AGREEMENT

     The Fund entered into a secured Loan and Pledge Agreement with Custodial Trust Company (the "Agreement") on October 4, 2000. The Agreement is callable on demand. Under the Agreement, the aggregate amount of the loans outstanding may not exceed 33 1/3 percent of total assets (including the amount obtained through leverage). Borrowings bear interest at the Federal Funds Rate plus a margin of
0.75 percent. Interest payments are made monthly. Advances made under the Agreement are due and payable on demand. The Fund shall maintain a pledge account which gives the Custodial Trust Company as pledgee effective control over the Fund assets with a collateral value greater than the sum of the outstanding aggregate principal amount of the loans and the interest accrued thereon. The Fund is required to maintain asset coverage, as defined in the Agreement, of at least 3:1. Portfolio securities with an aggregate value of $45,825,457 were included in the pledge account at December 31, 2002. The Fund was in compliance with the terms of the agreement at December 31, 2002.

     Borrowings at December 31, 2002 totaled $21 million and the interest rate on such borrowings was 2.00 percent.

Average daily balance of loans outstanding during
  the six months ended December 31, 2002 ........................   $21,940,498

Weighted average interest rate for the period ...................          2.40%

Maximum amount of loans outstanding at any month-end
  during the six months ended December 31, 2002 .................   $23,049,194

Percentage of total assets at December 31, 2002 .................         29.32%

Amount of loans outstanding at December 31, 2002 ................   $21,049,194

Percentage of total assets at December 31, 2002 .................         26.78%

                                                              Semi-Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                         ANNUAL MEETING OF SHAREHOLDERS
                                DECEMBER 5, 2002
                                   (UNAUDITED)


SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

     An annual shareholders' meeting was held on December 5, 2002 for Conseco Strategic Income Fund. Shareholders were asked to vote on two separate issues: election of members to the Board of Trustees and ratification of PricewaterhouseCoopers LLP as independent accountants.

     PROPOSAL 1--Election of Trustees

                                                       NON-VOTING   TOTAL VOTING
     NOMINEE                  FOR         AGAINST        SHARES        SHARES
     Harold W. Hartley     5,681,715      121,351      1,015,999      6,819,065
     Dr. R. Jan LeCroy     5,682,649      120,417      1,015,999      6,819,065

     Proposal 2--Ratification of the selection of PricewaterhouseCoopers LLP as independent accountants for the Fund. This item was approved.

                             VOTES         VOTES       NON-VOTING   TOTAL VOTING
     VOTING FOR             AGAINST      ABSTAINED       SHARES        SHARES
     5,700,824              36,786         65,456      1,015,999      6,819,065

================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN (UNAUDITED)


     Pursuant to the Fund's Automatic Dividend Reinvest Plan (the "DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC, Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.

     The DRIP Agent maintains all shareholders' accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares
held  pursuant  to  the  DRIP  in  accordance  with  the   instructions  of  the
participants.

     In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRIP.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash.
However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agents open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.

     Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP.

     If the market price (plus commissions) of the Fund's shares is above their net asset value, participants of the DRIP will

                                                              Semi-Annual Report
================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN
(UNAUDITED)--(CONTINUED)


receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

     Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

     All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., PO Box 43027, Providence, RI 02940-3027.

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


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


==================================================================================================================================

   NAME, ADDRESS                       POSITION HELD                               PRINCIPAL OCCUPATION(S)
      AND AGE                           WITH TRUST                                   DURING PAST 5 YEARS
   -------------                       ------------                                 ---------------------
William P. Daves, Jr. (77)          Chairman of the           Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.           Board, Trustee            Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                    Since July 1998           Chairman of the Board and Trustee of other mutual funds
                                                              managed by the Adviser.

Maxwell E. Bublitz* (47)            President and             Chartered Financial Analyst. CEO, President and Director,
11825 N. Pennsylvania St.           Trustee                   Adviser. Senior Vice President, Investments of Conseco, Inc.
Carmel, IN 46032                    Since July 1998           President and Trustee of other mutual funds managed
                                                              by the Adviser.

Gregory J. Hahn* (42)               Vice President for        Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.           Investments and           Trustee and portfolio manager of other mutual funds managed
Carmel, IN 46032                    Trustee                   by the Adviser.
                                    Since July 1998

Harold W. Hartley (79)              Trustee                   Chartered Financial Analyst. Director, Ennis Business Forms,
11825 N. Pennsylvania St.           Since July 1998           Inc. Retired, Executive Vice President, Tenneco Financial
Carmel, IN 46032                                              Services, Inc. Trustee of other mutual funds managed by the Adviser.

Dr. R. Jan LeCroy (71)              Trustee                   Director, Southwest Securities Group, Inc. Retired, President,
11825 N. Pennsylvania St.           Since July 1998           Dallas Citizens Council. Trustee of other mutual funds managed
Carmel, IN 46032                                              by the Adviser.

Dr. Jess H. Parrish (75)            Trustee                   Higher Education Consultant. Former President, Midland
11825 N. Pennsylvania St.           Since July 1998           College Trustee of other mutual funds managed by the Adviser.
Carmel, IN 46032

David N. Walthall (57)              Trustee                   Principal, Walthall Asset Management. Former President,
11825 N. Pennsylvania St.           Since December 1998       Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                              Formerly, President and CEO, Heritage Media Corporation.
                                                              Formerly, Director, Eagle National Bank. Trustee of other
                                                              mutual funds managed by the Adviser.

----------

* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

     All Trustees oversee the 17 Portfolios that make up the total fund complex including Conseco Strategic Income Fund, Conseco Fund Group, Conseco Series Trust and Conseco StockCar Stocks Mutual Fund, Inc.

     Each Trustee serves until the expiration of the term of his designated class and until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Fund's by-laws or charter or statute.

================================================================================

INVESTMENT ADVISER                           CUSTODIAN
   Conseco Capital Management, Inc.             PFPC Trust Company
   Carmel, IN                                   Philadelphia, PA

TRANSFER AGENT                               LEGAL COUNSEL
   PFPC, Inc.                                   Kirkpatrick & Lockhart LLP
   Wilmington, DE                               Washington, DC

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   Indianapolis, IN

                          CONSECO STRATEGIC INCOME FUND
                11815 North Pennsylvania Street, Carmel, IN 46032
                                  800-852-4750